Federated Prudent Bear Fund
A Portfolio of Federated Equity Funds
CLASS A SHARES (TICKER BEARX)
CLASS C SHARES (TICKER PBRCX)
INSTITUTIONAL SHARES (TICKER PBRIX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED NOVEMBER 30, 2016
Under the section entitled “Fund Summary Information,” please add the following to the end of the “Risk/Return Summary: Fees and Expenses” introductory paragraph:
“If you purchase the Fund's Institutional Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.”
May 25, 2017
Federated Prudent Bear Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453842 (5/17)
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